UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2009









                                                                      (Form N-Q)

48498-0809                                   (C)2009, USAA. All rights reserved.


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PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)


CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)   Principal and interest payments are insured by one of the following:
        ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Texas Permanent School Fund, or Utah General Obligation.

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1  |  USAA Tax Exempt Long-Term Fund
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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA       Economic Development Authority
EDC       Economic Development Corp.
ETM       Escrowed to final maturity
IDA       Industrial Development Authority/Agency
IDC       Industrial Development Corp.
ISD       Independent School District
MTA       Metropolitan Transportation Authority
PRE       Prerefunded to a date prior to maturity

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                                                  Portfolio of Investments  |  2

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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
June 30, 2009 (unaudited)

 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                   COUPON           FINAL              VALUE
 (000)         SECURITY                                    RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (95.6%)

               ALABAMA (2.3%)
$  1,000       Marshall County Health Care Auth.            6.25%         1/01/2022         $ 1,010
   1,150       Marshall County Health Care Auth.            5.75          1/01/2032           1,039
   1,500       Marshall County Health Care Auth.            5.75          1/01/2032           1,355
   2,500       Montgomery Medical Clinic Board              4.75          3/01/2031           1,759
   2,500       Montgomery Medical Clinic Board              4.75          3/01/2036           1,670
   7,670       Parks System Improvement Corp.               5.00          6/01/2020           7,951
   7,805       Parks System Improvement Corp.               5.00          6/01/2021           8,091
  15,000       Public School and College Auth. (INS)        5.50          9/01/2029          15,178
  11,000       Univ. of Alabama at Birmingham (INS) (PRE)   5.88          9/01/2031          11,770
                                                                                    ---------------
                                                                                             49,823
                                                                                    ---------------
               ARIZONA (2.3%)
  10,000       Mohave County IDA                            8.00          5/01/2025          11,071
   1,000       Phoenix Civic Improvement Corp., 5.50%,
                  7/01/2013 (INS)                           4.65 (a)      7/01/2029             807
   1,500       Phoenix Civic Improvement Corp., 5.50%,
                  7/01/2013 (INS)                           4.66 (a)      7/01/2030           1,198
   3,500       Scottsdale IDA                               5.25          9/01/2030           3,203
  28,500       Univ. Medical Center Corp.                   5.00          7/01/2035          23,571
   2,000       Yavapai County IDA                           5.63          8/01/2033           1,747
   7,500       Yavapai County IDA                           5.63          8/01/2037           6,460
                                                                                    ---------------
                                                                                             48,057
                                                                                    ---------------
               ARKANSAS (0.0%)
   1,000       Baxter County                                4.63          9/01/2028             737
                                                                                    ---------------
               CALIFORNIA (3.9%)
   2,000       Golden State Tobacco Securitization,
                  4.55%, 6/01/2010 (INS)                    4.50 (a)      6/01/2022           1,670
   5,000       Golden State Tobacco Securitization,
                  4.60%, 6/01/2010 (INS)                    4.55 (a)      6/01/2023           3,671
   5,000       Golden State Tobacco Securitization  (PRE)   5.38          6/01/2028           5,225
   5,000       Indio Redevelopment Agency                   5.25          8/15/2035           4,148
  17,025       Inland Empire Tobacco Securitization
                  Auth., 5.75%, 12/01/2011                  5.98 (a)      6/01/2026           9,807
   9,105       Public Works Board                           5.00         11/01/2029           8,343
   2,610       Public Works Board                           5.00          4/01/2030           2,258
   5,000       San Francisco City and County
                  Redevelopment Financing Auth. (INS)       4.88          8/01/2036           3,637
   5,000       State                                        5.00          3/01/2029           4,458
  24,700       State                                        4.50          8/01/2030          19,284
   5,000       State                                        5.75          4/01/2031           4,843
   8,100       State                                        5.00          2/01/2032           7,042
   6,000       State                                        5.00         11/01/2032           5,204
   5,000       State                                        5.00         12/01/2032           4,335
                                                                                    ---------------
                                                                                             83,925
                                                                                    ---------------

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3  | USAA Tax Exempt Long-Term Fund

================================================================================

 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                   COUPON           FINAL              VALUE
 (000)         SECURITY                                    RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------
               COLORADO (2.2%)
$  3,500       Denver Convention Center Hotel Auth.
                  (INS)                                     4.75%        12/01/2035         $ 2,247
   1,000       Denver Health and Hospital Auth.  (PRE)      6.00         12/01/2023           1,106
   3,730       Denver Health and Hospital Auth.  (PRE)      6.00         12/01/2031           4,124
   3,000       Denver Health and Hospital Auth.  (PRE)      6.25         12/01/2033           3,546
  15,765       Denver Health and Hospital Auth.             4.75         12/01/2034          11,389
  10,000       E-470 Public Highway Auth. (INS)             5.06 (b)      9/01/2035           1,216
   1,000       Eagle Bend Metropolitan District No. 2
                  (INS)                                     5.25         12/01/2023             814
   4,000       Health Facilities Auth. (INS)                5.50         12/01/2027           3,301
   3,500       Health Facilities Auth.                      5.00          6/01/2029           3,063
   3,000       Health Facilities Auth.                      5.25          6/01/2031           2,664
   2,000       Health Facilities Auth.                      5.00          6/01/2035           1,688
   2,500       Health Facilities Auth.                      5.25          6/01/2036           2,167
   8,250       State (INS)                                  5.00         11/01/2030           8,164
   2,000       Vista Ridge Metropolitan District (INS)      5.00         12/01/2036           1,570
                                                                                    ---------------
                                                                                             47,059
                                                                                    ---------------
               CONNECTICUT (2.0%)
   2,500       Health and Educational Facilities Auth.
                  (INS)                                     5.13          7/01/2030           1,940
  64,950       Mashantucket (Western) Pequot Tribe  (c)     5.75          9/01/2027          35,690
   1,500       Mashantucket (Western) Pequot Tribe  (c)     5.50          9/01/2028             779
   7,500       Mashantucket (Western) Pequot Tribe  (c)     5.50          9/01/2036           3,619
                                                                                    ---------------
                                                                                             42,028
                                                                                    ---------------
               DISTRICT OF COLUMBIA (2.8%)
  10,000       Community Academy Public Charter School,
                  Inc. (INS)                                4.88          5/01/2037           5,051
  37,580       District of Columbia (INS) (d)               5.50          6/01/2029          37,714
   7,500       Metropolitan Washington Airports Auth.
                  (e)                                       5.13         10/01/2034           7,385
  10,000       Metropolitan Washington Airports Auth.
                  (e)                                       5.63         10/01/2039          10,231
                                                                                    ---------------
                                                                                             60,381
                                                                                    ---------------
               FLORIDA (4.0%)
  15,665       Board of Education (NBGA) (PRE)              5.63          6/01/2025          16,573
   7,000       Board of Education (NBGA) (PRE)              5.63          6/01/2029           7,406
     370       Highlands County Health Facilities Auth.
                  (PRE)                                     5.25         11/15/2036             428
  14,630       Highlands County Health Facilities Auth.     5.25         11/15/2036          13,532
   2,000       Miami-Dade County School Board (INS)         5.25          2/01/2027           2,015
   5,000       Miami-Dade County School Board (INS)         5.00          5/01/2033           4,759
   2,000       Orange County Health Facilities Auth.
                  (PRE)                                     5.75         12/01/2027           2,292
   3,000       Orange County Health Facilities Auth.        5.25         10/01/2035           2,643
  10,000       Orange County Health Facilities Auth.        4.75         11/15/2036           7,924
   2,000       Orange County School Board (INS)             5.00          8/01/2032           1,885
   8,000       Orange County School Board (INS)             5.50          8/01/2034           8,055
  22,130       Seminole Tribe  (c)                          5.25         10/01/2027          18,624
                                                                                    ---------------
                                                                                             86,136
                                                                                    ---------------
               GEORGIA (1.8%)
  10,000       Burke County Dev. Auth.                      7.00          1/01/2023          10,972
  12,000       Fayette County Public Facilities Auth.
                  (PRE)                                     5.88          6/01/2028          12,725
   4,000       Glynn-Brunswick Memorial Hospital Auth.      5.63          8/01/2034           3,851
  10,000       Savannah EDA                                 6.15          3/01/2017           9,710
                                                                                    ---------------
                                                                                             37,258
                                                                                    ---------------
               ILLINOIS (9.8%)
     520       Chicago (INS)                                5.25          1/01/2029             525
   5,000       Chicago                                      6.75         12/01/2032           3,824
   3,445       Chicago-O'Hare International Airport
                  (INS)                                     5.13          1/01/2020           3,488
   3,060       Chicago-O'Hare International Airport
                  (INS)                                     5.13          1/01/2021           3,090

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                                                  Portfolio of Investments  |  4

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 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                   COUPON           FINAL              VALUE
 (000)         SECURITY                                    RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------
$  2,000       Finance Auth.                                5.00%         4/01/2026      $    1,647
   5,000       Finance Auth.                                5.50          8/15/2028           4,794
   2,500       Finance Auth. (INS)                          5.75         11/01/2028           2,429
   5,000       Finance Auth.                                7.25         11/01/2030           5,509
   4,500       Finance Auth.                                5.00          4/01/2031           3,448
   7,565       Finance Auth.                                5.50          4/01/2032           6,639
  17,840       Finance Auth.                                4.50         11/15/2032          13,287
   5,000       Finance Auth.                                5.75         10/01/2035           4,542
   9,000       Finance Auth.                                5.00          4/01/2036           6,621
   3,770       Finance Auth.                                5.50          4/01/2037           3,245
  20,000       Finance Auth.                                5.38          8/15/2039          17,885
   9,845       Health Facilities Auth.                      5.50          8/01/2020          10,182
   9,445       Health Facilities Auth.                      5.25          9/01/2024           8,570
   5,030       Health Facilities Auth.  (PRE)               6.85         11/15/2029           5,496
   2,500       Housing Dev. Auth.                           4.85          1/01/2037           2,245
   5,000       Metropolitan Pier and Exposition Auth.,
                  5.50%, 6/15/2012 (INS)                    5.50 (a)      6/15/2020           4,697
   2,500       Metropolitan Pier and Exposition Auth.,
                  5.55%, 6/15/2012 (INS)                    5.55 (a)      6/15/2021           2,331
   8,000       Metropolitan Pier and Exposition Auth.
                  (INS)                                     5.50          6/15/2023           8,327
  23,980       Regional Transportation Auth. (INS)          5.75          6/01/2020          27,910
  37,550       Regional Transportation Auth. (INS)          6.50          7/01/2030          45,599
   3,000       Schaumburg (INS)                             5.25         12/01/2034           3,034
   4,555       State                                        5.13          6/15/2019           4,695
   4,071       Village of Gilberts (INS)                    4.75          3/01/2030           3,915
   1,500       Village of Round Lake (INS)                  4.70          3/01/2033           1,375
                                                                                    ---------------
                                                                                            209,349
                                                                                    ---------------
               INDIANA (2.8%)
  10,440       Bond Bank  (PRE)                             5.50          8/01/2021          11,098
   3,440       Finance Auth.                                5.00         10/01/2033           3,117
  15,780       Health and Educational Facility Financing
                  Auth.                                     5.00          2/15/2036          13,344
  16,000       Health and Educational Facility Financing
                  Auth.                                     5.00          2/15/2039          13,353
   6,000       Rockport (INS)                               4.63          6/01/2025           5,534
   7,500       St. Joseph County Hospital Auth. (INS)
                  (PRE)                                     5.63          8/15/2033           8,065
   4,195       Transportation Finance Auth.  (PRE)          5.38         12/01/2025           4,477
                                                                                    ---------------
                                                                                             58,988
                                                                                    ---------------
               IOWA (0.6%)
   1,000       Finance Auth. (INS)                          5.25          5/15/2021           1,001
   3,495       Finance Auth. (INS)                          5.25          5/15/2026           3,414
   5,000       Finance Auth. (INS)                          4.75         12/01/2031           3,820
   5,000       Finance Auth. (INS)                          5.00         12/01/2039           3,849
                                                                                    ---------------
                                                                                             12,084
                                                                                    ---------------
               KANSAS (0.7%)
   4,000       Burlington (INS)                             4.85          6/01/2031           3,642
  12,500       Wyandotte County                             5.00         12/01/2020          11,742
                                                                                    ---------------
                                                                                             15,384
                                                                                    ---------------
               KENTUCKY (0.6%)
   1,000       Economic Dev. Finance Auth. (INS)            6.00         12/01/2033           1,029
   4,000       Economic Dev. Finance Auth. (INS)            6.00         12/01/2038           4,105
   5,000       Municipal Power Agency (INS)                 5.00          9/01/2037           4,824
   2,000       Owen County                                  6.25          6/01/2039           2,025
                                                                                    ---------------
                                                                                             11,983
                                                                                    ---------------
               LOUISIANA (1.0%)
  25,000       Parish of St. John the Baptist               5.13          6/01/2037          21,147
                                                                                    ---------------

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5  |  USAA Tax Exempt Long-Term Fund

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 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                   COUPON           FINAL              VALUE
 (000)         SECURITY                                    RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------
               MAINE (1.4%)
$ 27,750       Turnpike Auth. (INS) (PRE)(d)                5.75%         7/01/2028        $ 29,344
                                                                                    ---------------
               MARYLAND (1.1%)
   2,500       EDC                                          6.20          9/01/2022           2,686
   5,000       Health and Higher Educational Facilities
                  Auth.                                     5.75          1/01/2033           4,346
   6,000       Health and Higher Educational Facilities
                  Auth.                                     5.75          1/01/2038           5,132
  14,965       Health and Higher Educational Facilities
                  Auth.                                     4.75          5/15/2042          11,727
                                                                                    ---------------
                                                                                             23,891
                                                                                    ---------------
               MASSACHUSETTS (1.7%)
   2,000       Development Finance Agency (INS)             5.25          3/01/2026           1,711
   5,000       Health and Educational Facilities Auth.
                  (INS) (PRE)                               5.88         10/01/2029           5,371
   3,500       Health and Educational Facilities Auth.      5.00          7/15/2032           2,326
   2,250       Health and Educational Facilities Auth.      5.00          7/01/2033           1,714
   1,500       Health and Educational Facilities Auth.      5.13          7/01/2033           1,317
     500       Health and Educational Facilities Auth.      5.00          7/15/2037             320
   1,500       Health and Educational Facilities Auth.      5.13          7/01/2038           1,291
   5,000       School Building Auth. (INS)                  4.75          8/15/2032           4,863
  16,000       Water Resources Auth. (INS) (PRE)            5.75          8/01/2030          17,045
                                                                                    ---------------
                                                                                             35,958
                                                                                    ---------------
               MICHIGAN (0.7%)
  49,395       Building Auth. (INS)                         5.01 (b)     10/15/2030          11,401
   3,000       Strategic Fund                               5.63          7/01/2020           2,937
                                                                                    ---------------
                                                                                             14,338
                                                                                    ---------------
               MINNESOTA (1.1%)
   5,625       Chippewa County                              5.50          3/01/2037           4,360
   7,744       Higher Education Facilities Auth.,
                  acquired 8/28/2006; Cost $7,833
                  (c),(f)                                   5.43          8/28/2031           7,342
   3,000       St. Louis Park                               5.75          7/01/2030           2,953
  10,000       Washington County Housing and
                  Redevelopment Auth.                       5.50         11/15/2027           7,843
                                                                                    ---------------
                                                                                             22,498
                                                                                    ---------------
               MISSISSIPPI (0.3%)
   1,250       Hospital Equipment and Facilities Auth.      5.25         12/01/2031             939
   8,750       Warren County                                4.80          8/01/2030           6,373
                                                                                    ---------------
                                                                                              7,312
                                                                                    ---------------
               MISSOURI (1.7%)
  25,000       Cape Girardeau County IDA                    5.00          6/01/2036          19,174
   1,000       Cape Girardeau County IDA                    5.75          6/01/2039             994
   8,000       Cass County                                  5.63          5/01/2038           6,154
   2,000       Dev. Finance Board                           5.00          6/01/2035           1,570
   7,500       Health and Educational Facilities Auth.      5.50         11/15/2033           7,227
                                                                                    ---------------
                                                                                             35,119
                                                                                    ---------------
               MONTANA (0.3%)
   6,500       Forsyth (INS)                                4.65          8/01/2023           5,455
                                                                                    ---------------
               NEBRASKA (0.6%)
   2,250       Douglas County Hospital Auth.                6.13          8/15/2031           2,289
   4,500       Platte County (INS)                          6.10          5/01/2025           4,353

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                                                  Portfolio of Investments  |  6

================================================================================

 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                   COUPON           FINAL              VALUE
 (000)         SECURITY                                    RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------
$  6,500       Platte County (INS)                          6.15%         5/01/2030       $   6,108
                                                                                    ---------------
                                                                                             12,750
                                                                                    ---------------
               NEVADA (2.6%)
  11,570       Clark County (INS)                           5.25          6/15/2019          11,958
  21,000       Clark County (INS) (PRE)(d)                  5.50          7/01/2025          22,061
  12,410       Clark County EDC                             5.00          5/15/2029          11,439
  10,420       Truckee Meadows Water Auth. (INS)            4.88          7/01/2034           9,517
                                                                                    ---------------
                                                                                             54,975
                                                                                    ---------------
               NEW JERSEY (1.4%)
   3,000       Camden County Improvement Auth.              5.75          2/15/2034           2,236
   5,000       EDA                                          5.50          6/15/2024           4,033
   6,000       EDA                                          5.75          6/15/2029           4,765
   2,500       EDA                                          5.50          6/15/2031           1,890
  11,500       Health Care Facilities Financing Auth.       5.00          7/01/2029           8,870
  57,630       Health Care Facilities Financing Auth.       5.07 (b)      7/01/2032           7,416
                                                                                    ---------------
                                                                                             29,210
                                                                                    ---------------
               NEW MEXICO (1.1%)
  32,380       Farmington                                   4.88          4/01/2033          23,825
                                                                                    ---------------
               NEW YORK (7.4%)
  21,485       Dormitory Auth.                              6.00          8/15/2016          23,502
   5,010       Dormitory Auth., 5.95%, 7/01/2010 (INS)
                  (PRE)                                     5.95 (a)      7/01/2020           5,013
   5,690       Dormitory Auth., 6.00%, 7/01/2010 (INS)
                  (PRE)                                     6.00 (a)      7/01/2022           5,693
   2,500       Dormitory Auth.                              5.25          7/01/2024           2,277
   3,210       Dormitory Auth., 6.05%, 7/01/2010 (INS)
                  (PRE)                                     6.05 (a)      7/01/2024           3,212
   5,000       Dormitory Auth.                              5.00          7/01/2026           3,882
   5,000       Dormitory Auth.                              5.00          7/01/2036           4,035
  10,910       Dutchess County IDA  (PRE)                   5.75          8/01/2030          11,630
  16,130       Liberty Dev. Corp.                           5.25         10/01/2035          14,726
   2,000       Long Island Power Auth.                      5.75          4/01/2039           2,093
   4,165       New York City                                5.30         12/01/2018           4,383
   5,105       New York City                                5.88          8/01/2019           5,514
   7,830       New York City  (PRE)                         6.00          5/15/2020           8,290
     970       New York City                                6.00          5/15/2020             992
   5,000       New York City                                5.13         12/01/2028           5,066
  22,740       New York City  (PRE)                         5.75          5/15/2030          24,029
   4,975       New York City Municipal Water Finance
                  Auth.  (PRE)                              6.00          6/15/2033           5,289
   3,025       New York City Municipal Water Finance
                  Auth.                                     6.00          6/15/2033           3,186
   6,850       New York City Transit Auth., MTA,
                  Triborough Bridge and Tunnel Auth.
                  (INS) (PRE)                               5.88          1/01/2030           7,106
   7,500       New York City Transitional Finance Auth.     5.00          1/15/2034           7,263
   1,500       Seneca Nation Indians Capital
                  Improvements Auth.  (c)                   5.00         12/01/2023             973
  10,000       Triborough Bridge and Tunnel Auth.           5.00         11/15/2031          10,059
                                                                                    ---------------
                                                                                            158,213
                                                                                    ---------------
               NORTH CAROLINA (0.4%)
   5,250       State Medical Care Commission                5.00          7/01/2033           3,873
   4,000       Wake County Industrial Facilities and
                  Pollution Control Financing Auth.         5.38          2/01/2017           4,126
                                                                                    ---------------
                                                                                              7,999
                                                                                    ---------------
               NORTH DAKOTA (0.3%)
   7,250       Fargo (INS)                                  5.63          6/01/2031           7,286
                                                                                    ---------------

================================================================================
7  |  USAA Tax Exempt Long-Term Fund

================================================================================

 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                   COUPON           FINAL              VALUE
 (000)         SECURITY                                    RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------
               OHIO (1.7%)
$  5,000       Air Quality Dev. Auth. (INS)                 4.80%         1/01/2034       $   4,630
  20,000       Buckeye Tobacco Settlement Financing
                  Auth.                                     5.88          6/01/2030          14,213
  10,000       Buckeye Tobacco Settlement Financing
                  Auth.                                     5.75          6/01/2034           6,436
   4,640       Higher Education Facility Commission
                  (INS)                                     5.00          5/01/2036           3,518
   2,000       Lake County                                  5.63          8/15/2029           1,774
   6,325       Lorain County                                5.25          2/01/2021           5,770
                                                                                    ---------------
                                                                                             36,341
                                                                                    ---------------
               OKLAHOMA (2.8%)
  14,705       Chickasaw Nation  (c)                        6.00         12/01/2025          12,647
  13,125       Chickasaw Nation  (c)                        6.25         12/01/2032          11,015
   4,500       Municipal Power Auth. (INS)                  4.50          1/01/2047           3,747
   9,000       Norman Regional Hospital Auth. (INS)         5.50          9/01/2023           7,070
   3,100       Norman Regional Hospital Auth.               5.38          9/01/2029           2,232
   8,695       Norman Regional Hospital Auth.               5.38          9/01/2036           5,901
   7,600       Norman Regional Hospital Auth.               5.13          9/01/2037           4,817
  12,000       Tulsa County Industrial Auth.                4.60         12/15/2031           9,963
   2,675       Tulsa Industrial Auth.                       5.00         10/01/2037           2,356
                                                                                    ---------------
                                                                                             59,748
                                                                                    ---------------
               OREGON (0.1%)
   2,000       Keizer                                       5.20          6/01/2031           1,959
                                                                                    ---------------
               PENNSYLVANIA (0.0%)
   1,135       Allegheny County IDA                         5.13          9/01/2031             886
                                                                                    ---------------
               RHODE ISLAND (1.2%)
   5,700       EDC (INS)                                    5.00          7/01/2031           4,971
  12,185       EDC (INS)                                    5.00          7/01/2036          10,238
     975       Housing and Mortgage Finance Corp.           6.85         10/01/2024             977
   9,950       Housing and Mortgage Finance Corp.           4.85          4/01/2033           9,234
                                                                                    ---------------
                                                                                             25,420
                                                                                    ---------------
               SOUTH CAROLINA (3.0%)
   5,000       Georgetown County                            5.70          4/01/2014           4,842
   2,300       Jobs EDA (INS)                               5.25          2/01/2021           2,168
   3,750       Jobs EDA (INS)                               5.38          2/01/2026           3,375
  12,580       Jobs EDA  (PRE)                              6.00         11/15/2026          14,454
  17,420       Jobs EDA                                     6.00         11/15/2026          17,289
  10,000       Jobs EDA (INS)                               4.60          4/01/2027           7,810
  14,505       Tobacco Settlement Revenue Management
                  Auth.                                     5.00          6/01/2018          14,504
                                                                                    ---------------
                                                                                             64,442
                                                                                    ---------------
               SOUTH DAKOTA (0.2%)
   2,500       Health and Educational Facilities Auth.      5.25         11/01/2027           2,395
   3,000       Health and Educational Facilities Auth.      5.25          7/01/2038           2,651
                                                                                    ---------------
                                                                                              5,046
                                                                                    ---------------
               TENNESSEE (1.7%)
   4,240       Jackson                                      5.50          4/01/2033           4,206
   3,000       Johnson City Health and Educational
                  Facilities Board                          5.50          7/01/2031           2,589
   5,000       Johnson City Health and Educational
                  Facilities Board                          5.50          7/01/2036           4,223
   5,605       Shelby County  (PRE)                         6.38          9/01/2019           6,426
   9,395       Shelby County  (PRE)                         6.38          9/01/2019          10,771

================================================================================
                                                  Portfolio of Investments  |  8

================================================================================

 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                   COUPON           FINAL              VALUE
 (000)         SECURITY                                    RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------
$ 11,075       Sullivan County Health Educational &
                  Housing Facilities Board                  5.25%         9/01/2036       $   7,412
                                                                                    ---------------
                                                                                             35,627
                                                                                    ---------------
               TEXAS (20.6%)
  19,500       Bell County Health Facilities Dev. Corp.
                  (ETM)                                     6.50          7/01/2019          24,019
   1,520       Bexar County                                 5.00          7/01/2033           1,000
   1,795       Bexar County                                 5.00          7/01/2037           1,144
   5,000       Cypress-Fairbanks ISD (NBGA)                 5.00          2/15/2035           5,041
  12,100       Denton ISD (NBGA)                            5.16 (b)      8/15/2028           4,223
  13,885       Denton ISD (NBGA)                            5.18 (b)      8/15/2029           4,511
  11,220       Denton ISD (NBGA)                            5.20 (b)      8/15/2030           3,341
  15,645       Denton ISD (NBGA)                            5.22 (b)      8/15/2031           4,346
   7,000       Duncanville ISD (NBGA)                       4.63          2/15/2029           6,924
   2,240       Eagle Mountain-Saginaw ISD (NBGA)            4.50          8/15/2033           2,110
  10,420       Edinburg Consolidated ISD (NBGA) (PRE)       5.50          2/15/2030          10,754
   9,155       Ennis ISD (NBGA)                             4.70 (b)      8/15/2034           2,078
   9,155       Ennis ISD (NBGA)                             4.71 (b)      8/15/2035           1,917
   1,860       Fort Bend ISD (NBGA)                         5.38          2/15/2024           1,864
   9,000       Fort Worth  (c)                              6.00          3/01/2029           9,238
   8,085       Fort Worth  (c)                              6.25          3/01/2033           8,286
   4,180       Guadalupe-Blanco River Auth. (INS)           5.00          5/15/2039           3,683
   3,000       Harlandale ISD (NBGA)                        4.75          8/15/2036           2,893
  25,000       Harris County                                4.75         10/01/2031          24,862
   4,000       Harris County Education Facilities
                  Finance Corp.                             5.25         10/01/2029           3,936
   1,500       Harris County Health Facilities Dev.
                  Corp.                                     7.25         12/01/2035           1,614
   2,660       Hopkins County Hospital District             5.75          2/15/2028           2,148
   2,000       Hopkins County Hospital District             6.00          2/15/2033           1,602
   2,255       Hopkins County Hospital District             6.00          2/15/2038           1,764
  22,000       Houston ISD (NBGA)                           5.00          2/15/2033          22,277
   5,000       Irving ISD (NBGA)                            5.38 (b)      2/15/2028           1,862
  22,000       Judson ISD (NBGA)                            4.50          2/01/2035          20,602
   7,750       Kerrville Health Facilities Dev. Corp.       5.38          8/15/2035           6,320
  12,700       Lower Colorado River Auth. (INS)             5.00          5/15/2031          12,703
   5,000       Matagorda County  (e)                        6.30         11/01/2029           5,127
   4,235       Mesquite Health Facilities Dev. Corp.        5.63          2/15/2035           3,038
  11,490       Midlothian Dev. Auth.  (PRE)                 7.88         11/15/2021          12,863
     925       Midlothian Dev. Auth.                        5.13         11/15/2026             643
   9,175       Midlothian ISD (NBGA)                        5.00          2/15/2034           9,201
  11,500       North Central Health Facilities Dev.
                  Corp. (INS)                               5.25          8/15/2022          11,467
   3,000       North Texas Tollway Auth.                    5.63          1/01/2028           3,027
   5,000       North Texas Tollway Auth.                    5.63          1/01/2033           4,895
  15,000       North Texas Tollway Auth.                    5.63          1/01/2033          14,684
  15,000       North Texas Tollway Auth.                    5.75          1/01/2033          14,697
  12,500       North Texas Tollway Auth.                    5.75          1/01/2040          12,202
   3,195       Northside ISD (NBGA)                         5.13          2/15/2022           3,276
  13,500       Port of Corpus Christi IDC                   5.45          4/01/2027          11,128
   5,490       Red River Education Finance Corp.            4.38          3/15/2027           4,785
   1,000       San Leanna Education Facilities Corp.        5.13          6/01/2026             916
   1,815       San Leanna Education Facilities Corp.        5.13          6/01/2027           1,640
   6,025       San Leanna Education Facilities Corp.        4.75          6/01/2032           4,826
   2,395       San Leanna Education Facilities Corp.        5.13          6/01/2036           1,976
   7,205       Schertz - Cibolo - Universal City ISD
                  (NBGA)                                    5.09 (b)      2/01/2033           1,789
   6,200       Schertz - Cibolo - Universal City ISD
                  (NBGA)                                    5.11 (b)      2/01/2035           1,368
   1,100       Tarrant County Cultural Education
                  Facilities Finance Corp.                  6.00         11/15/2026             935
   6,315       Tarrant County Cultural Education
                  Facilities Finance Corp.                  5.63         11/15/2027           5,003
   4,000       Tarrant County Cultural Education
                  Facilities Finance Corp.                  6.00         11/15/2036           3,129
  13,000       Tarrant County Cultural Education
                  Facilities Finance Corp.                  5.13          5/15/2037           9,192
   4,000       Tarrant County Cultural Education
                  Facilities Finance Corp.                  5.75         11/15/2037           2,956

================================================================================
9  |  USAA Tax Exempt Long-Term Fund

================================================================================

 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                   COUPON           FINAL              VALUE
 (000)         SECURITY                                    RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------
$  4,000       Transportation Commission                    4.50%         4/01/2033       $   3,793
   4,595       Tyler Health Facilities Dev. Corp.  (PRE)    5.75          7/01/2027           5,206
   7,350       Tyler Health Facilities Dev. Corp.  (PRE)    6.00          7/01/2027           8,245
  22,000       Tyler Health Facilities Dev. Corp.           5.25         11/01/2032          17,204
  10,000       Tyler Health Facilities Dev. Corp.           5.00          7/01/2033           6,809
   8,585       Tyler Health Facilities Dev. Corp.  (PRE)    5.75          7/01/2033           9,727
   2,500       Tyler Health Facilities Dev. Corp.           5.00          7/01/2037           1,652
   5,000       Tyler Health Facilities Dev. Corp.           5.38         11/01/2037           3,878
  23,345       Veterans' Land Board  (d)                    6.25          8/01/2035          23,584
   3,000       Weatherford ISD (NBGA)                       4.83 (b)      2/15/2027           1,147
   2,500       Weatherford ISD (NBGA)                       4.84 (b)      2/15/2028             875
   4,315       Weatherford ISD (NBGA) (PRE)                 5.45          2/15/2030           4,868
   3,105       Weatherford ISD (NBGA)                       5.45          2/15/2030           3,178
   6,360       West Harris County Regional Water Auth.
                  (INS)                                     4.70         12/15/2030           5,931
                                                                                    ---------------
                                                                                            437,922
                                                                                    ---------------
               UTAH (0.4%)
   7,150       Nebo School District (NBGA) (PRE)            5.50          7/01/2020           7,513
                                                                                    ---------------
               VIRGINIA (1.9%)
  11,280       College Building Auth.                       5.00          6/01/2026           9,767
   5,000       College Building Auth.                       5.00          6/01/2029           4,174
     880       College Building Auth.  (PRE)                5.00          6/01/2036           1,011
   3,120       College Building Auth.                       5.00          6/01/2036           2,338
   1,478       Farms of New Kent Community Dev. Auth.       5.13          3/01/2036             801
   8,665       Farms of New Kent Community Dev. Auth.       5.45          3/01/2036           4,905
   2,000       Farms of New Kent Community Dev. Auth.       5.80          3/01/2036           1,173
   1,300       Lewistown Commerce Center Community Dev.
                  Auth.                                     5.75          3/01/2017           1,041
  10,875       Lewistown Commerce Center Community Dev.
                  Auth.                                     6.05          3/01/2027           7,042
   4,500       Peninsula Town Center Community Dev.
                  Auth.                                     6.45          9/01/2037           3,281
   5,000       Small Business Financing Auth.               5.25          9/01/2037           3,303
   3,000       Watkins Centre Community Dev. Auth.          5.40          3/01/2020           2,514
                                                                                    ---------------
                                                                                             41,350
                                                                                    ---------------
               WASHINGTON (1.6%)
   7,665       Health Care Facilities Auth. (INS)           5.25         10/01/2021           7,733
  13,030       Health Care Facilities Auth. (INS)           4.75         12/01/2031          10,065
   2,500       Health Care Facilities Auth. (INS)           6.00          8/15/2039           2,548
   5,000       Housing Finance Commission (INS)             6.00          7/01/2029           4,628
   8,730       Snohomish County (INS)                       5.13         12/01/2021           8,943
   1,100       Snohomish County (INS) (PRE)                 5.13         12/01/2021           1,200
                                                                                    ---------------
                                                                                             35,117
                                                                                    ---------------
               WEST VIRGINIA (0.2%)
   2,500       West Virginia Univ. Board of Governors
                  (INS)                                     5.00         10/01/2027           2,501
   2,500       West Virginia Univ. Board of Governors
                  (INS)                                     5.00         10/01/2028           2,472
                                                                                    ---------------
                                                                                              4,973
                                                                                    ---------------
               WISCONSIN (1.1%)
   5,000       Health & Educational Facilities Auth.        5.75         11/15/2030           5,121
     635       Health and Educational Facilities Auth.      5.38         10/01/2021             640
  10,600       Health and Educational Facilities Auth.      5.38          2/15/2034           9,191
   8,000       Univ. of Wisconsin Hospitals and Clinics
                  Auth. (INS) (PRE)                         6.20          4/01/2029           8,428
                                                                                    ---------------
                                                                                             23,380
                                                                                    ---------------
               WYOMING (0.2%)
   2,360       Municipal Power Agency                       5.50          1/01/2033           2,357

================================================================================
                                                 Portfolio of Investments  |  10

================================================================================

 PRINCIPAL                                                                                   MARKET
 AMOUNT                                                   COUPON           FINAL              VALUE
 (000)         SECURITY                                    RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------
$ 2,300        Municipal Power Agency                       5.50%         1/01/2038         $ 2,271
                                                                                    ---------------
                                                                                              4,628
                                                                                    ---------------
               Total Fixed-Rate Instruments (cost: $2,237,406)                            2,036,864
                                                                                    ---------------

               PUT BONDS (1.8%)

               ARIZONA (0.6%)
 12,500        Maricopa County                              6.00          5/01/2029          12,572
                                                                                    ---------------
               INDIANA (0.4%)
  9,000        Rockport                                     6.25          6/01/2025           9,279
                                                                                    ---------------
               LOUISIANA (0.5%)
 10,000        Public Facilities Auth.                      7.00         12/01/2038          10,593
                                                                                    ---------------
               MICHIGAN (0.3%)
  5,500        Strategic Fund Ltd. (INS)                    4.85          9/01/2030           5,454
                                                                                    ---------------
               Total Put Bonds (cost: $37,000)                                               37,898
                                                                                    ---------------

               VARIABLE-RATE DEMAND NOTES (2.3%)

               INDIANA (0.5%)
 10,900        Petersburg                                   7.50          1/01/2023          10,900
                                                                                    ---------------
               KENTUCKY (0.7%)
 15,000        Ohio County (INS)(LIQ)                       7.00          6/01/2013          15,000
                                                                                    ---------------
               OREGON (0.1%)
  3,000        Multnomah County (LOC - Key Bank, N.A.)      3.25         12/01/2029           3,000
                                                                                    ---------------
               RHODE ISLAND (0.6%)
 12,000        Health and Educational Building Corp.
                  (LOC - RBS Citizens, N.A.)                3.00          4/01/2035          12,000
                                                                                    ---------------
               WASHINGTON (0.4%)
  7,920        Housing Finance Commission (LOC - HSH
                  Nordbank A.G.)                            2.50          3/01/2036           7,920
                                                                                    ---------------
               Total Variable-Rate Demand Notes (cost: $48,820)                              48,820
                                                                                    ---------------


               TOTAL INVESTMENTS (COST: $2,323,226)                                 $     2,123,582
                                                                                    ===============

================================================================================
11  | USAA Tax Exempt Long-Term Fund

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

June 30, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================
                                        Notes to Portfolio of Investments  |  12

================================================================================

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of June 30, 2009:
                                                                   Significant
                                           Other Significant       Unobservable
                       Quoted Prices       Observable Inputs          Inputs
Investments              (Level 1)            (Level 2)              (Level 3)
--------------------------------------------------------------------------------
Municipal Securities*       $-              $2,123,582,000              $-
                       ---------------------------------------------------------
Total                       $-              $2,123,582,000              $-
--------------------------------------------------------------------------------
*Includes debt securities issued by states, territories, and possessions of the United States, and political subdivisions thereof. Refer to the portfolio of investments for a detailed list of the Fund's investments.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. SUBSEQUENT EVENTS - Effective June 30, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or

================================================================================
13  |  USAA Tax Exempt Long-Term Fund

================================================================================

available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 25, 2009, the date the quarterly report was issued, and has included disclosures and accounting adjustments in the quarterly report for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

E. As of June 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2009, were $61,643,000 and $261,287,000, respectively, resulting in net unrealized depreciation of $199,644,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,130,706,000 at June 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) At June 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(e) At June 30, 2009, the aggregate market value of securities purchased on a when-issued basis was $22,743,000.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2009, was $7,342,000, which represented 0.3% of the Fund's net assets.

================================================================================
                                        Notes to Portfolio of Investments  |  14



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.